Basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2020
Basis of preparation of the consolidated financial statements
Summary of the effects of revision on the Company's consolidated income statement

	(As previously
	reported)	Adjustments	(Revised)
Income tax	2019	(i)	2019
Deferred	103,255	1,491	104,746
Net (loss) income for the year	(159,007)	1,491	(157,516)
Attributable to NEXA's shareholders	(146,626)	1,491	(145,135)
Attributable to non-controlling interests	(12,381)	—	(12,381)
Net (Loss) income for the year	(159,007)	1,491	(157,516)
Weighted average number of outstanding shares – in thousands	132,622	—	132,622
Basic and diluted (losses) earnings per share – USD	(1.11)	0.02	(1.09)

	(As previously
	reported)	Adjustments	(Revised)
Income tax	2018	(i)	2018
Deferred	30,864	2,166	33,030
Net (loss) income for the year	90,976	2,166	93,142
Attributable to NEXA's shareholders	74,860	2,166	77,026
Attributable to non-controlling interests	16,116	—	16,116
Net (Loss) income for the year	90,976	2,166	93,142
Weighted average number of outstanding shares – in thousands	133,313	—	133,313
Basic and diluted (losses) earnings per share – USD	0.56	0.02	0.58
(i)	Correspond to the deferred tax adjustments as explained in note 3.1 (b).

Summary of the effects of revision on the Company's consolidated statement of comprehensive income

	(As previously
	reported)	Adjustments	(Revised)
	2019	(i)	2019
Net (loss) income for the year	(159,007)	1,491	(157,516)

Other comprehensive (loss) income, net of income tax - items that can be reclassified to the income statement
Cash flow hedge accounting	1,332	—	1,332
Deferred income tax	(453)	—	(453)
Translation adjustment of foreign subsidiaries	(54,765)	33,650	(21,115)
	(53,886)	33,650	(20,236)

Total comprehensive (loss) income for the year	(212,893)	35,141	(177,752)
Attributable to NEXA’s shareholders	(207,594)	35,141	(172,453)
Attributable to non-controlling interests	(5,299)	—	(5,299)
Total comprehensive (loss) income for the year	(212,893)	35,141	(177,752)

	(As previouly
	reported)	Adjustments	(Revised)
	2018	(ii)	2018
Net (loss) income for the year	90,976	2,166	93,142

Other comprehensive (loss) income, net of income tax - items that can be reclassified to the income statement
Cash flow hedge accounting	(2,318)	—	(2,318)
Deferred income tax	126	—	126
Translation adjustment of foreign subsidiaries	(9,959)	—	(9,959)
	(12,151)	2,166	(12,151)

Total comprehensive (loss) income for the year	78,825	2,166	80,991
Attributable to NEXA’s shareholders	72,928	2,166	75,094
Attributable to non-controlling interests	5,897	—	5,897
Total comprehensive (loss) income for the year	78,825	2,166	80,991
(i)	Correspond to the CTA adjustment as explained in note 3.1 (a) and to the deferred tax adjustments as in 3.1 (b).
(ii)	Correspond to the deferred tax adjustments as explained in note 3.1 (b).

Summary of the effects of revision on the Company's consolidated balance sheet

	(As previouly
	reported)	Adjustments	(Revised)
	2019	(i)	2019
Non-current assets
Deferred income tax	262,941	(23,201)	239,740
	4,114,216	(23,201)	4,091,015
Total assets	5,489,565	(23,201)	5,466,364

Non-current liabilities
Deferred income tax	273,278	14,674	287,952
	2,270,514	14,674	2,285,188
Total liabilities	2,969,504	14,674	2,984,178
Shareholders’ equity
Attributable to NEXA’s shareholders	2,147,452	(37,875)	2,109,577
Attributable to non-controlling interests	372,609	—	372,609
	2,520,061	(37,875)	2,482,186
Total liabilities and shareholders’ equity	5,489,565	(23,201)	5,466,364
(i)	Correspond to the deferred tax adjustments as explained in note 3.1 (b).

Summary of the effects of revision on the Company's consolidated statement of changes in shareholders' equity

	As previouly reported			Revised
	Retained			Retained
	earnings	Total		earnings	Total
	(cumulative	shareholders’	Adjustments	(cumulative	shareholders’
	deficit)	equity	(i)	deficit)	equity
At January 1, 2018 after impacts of the adoption of new standards	(13,430)	2,907,085	(41,532)	(54,962)	2,865,553
Net income for the year	74,860	90,976	2,166	77,026	93,142
Other comprehensive loss for the year	—	(12,151)	—	—	(12,151)
Total comprehensive (loss) income for the year	74,860	78,825	2,166	77,026	80,991
Total contributions by and distributions to shareholders	—	(84,109)	—	—	(84,109)
At December 31, 2018	61,430	2,901,801	(39,366)	22,064	2,862,435
(i)	Correspond to the deferred tax adjustments as explained in note 3.1 (b).

	As previouly reported							Revised
		Retained	Accumulated						Retained	Accumulated
	Additional	earnings	other	Non-	Total			Additional	earnings	other	Non-	Total
	paid in	(cumulative	comprehensive	controlling	shareholders’	Adjustments	Adjustments	paid in	(cumulative	comprehensive	controlling	shareholders’
	capital	deficit)	loss	interests	equity	(i)	(ii)	capital	deficit)	loss	interests	equity
At January 1, 2019 after impacts of the adoption of new standards	1,318,728	57,478	(79,288)	425,208	2,897,849	—	(39,366)	1,318,728	18,112	(79,288)	425,208	2,858,483
Net loss for the year	—	(146,626)	—	(12,381)	(159,007)	—	1,491	—	(145,135)	—	(12,381)	(157,516)
Other comprehensive (loss) income for the year	—	—	(60,968)	7,082	(53,886)	33,650	—	—	—	(27,318)	7,082	(20,236)
Total comprehensive loss for the year	—	(146,626)	(60,968)	(5,299)	(212,893)	33,650	1,491	—	(145,135)	(27,318)	(5,299)	(177,752)
Capital increase from non-controlling interests	—	—	—	33,650	33,650	(33,650)	—	—	—	—	—	—
Acquisition of non-controlling interests	(37,404)	—	—	(33,650)	(71,054)	-/+ 33,650	—	(71,054)	—	—	—	(71,054)
Repurchase of the Company’s own shares	—	—	—	—	(8,103)	—	—	—	—	—	—	(8,103)
Dividends distribution to NEXA's shareholders - USD 0.53 per share	—	(69,832)	—	—	(69,832)	—	—	—	(69,832)	—	—	(69,832)
Dividends distribution to non-controlling interests and to NEXA Peru’s investment shares	(2,256)	—	—	(47,300)	(49,556)	—	—	(2,256)	—	—	(47,300)	(49,556)
Total contributions by and distributions to shareholders	(39,660)	(69,832)	—	(47,300)	(164,895)	(33,650)	—	(73,310)	(69,832)	—	(47,300)	(198,545)
At December 31, 2019	1,279,068	(158,980)	(140,256)	372,609	2,520,061	-/+ 33,650	(37,875)	1,245,418	(196,855)	(106,606)	372,609	2,482,186
(i)

Correspond to the CTA adjustment as explained in note 3.1 (a), through which the amount of US$ 33,650 reduces Additional paid capital and increases Accumulated other comprehensive loss, eliminating also the effect in the Non-controlling interests.

(ii)	Correspond to the deferred tax adjustments as explained in note 3.1 (b).